Related Party Balances and Transactions (Details)										1 Months Ended		12 Months Ended
	Jan. 13, 2022	Jan. 01, 2022 USD ($)	Jan. 01, 2022 HKD ($)	Nov. 17, 2021 AUD ($)	May 27, 2021 USD ($)	Apr. 01, 2020 USD ($)	Apr. 01, 2020 HKD ($)	Aug. 13, 2019	Jul. 31, 2019	Oct. 30, 2021 USD ($)	Oct. 30, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 30, 2021	Jan. 02, 2021 shares	Jan. 02, 2020 shares	Mar. 29, 2019 shares
Related Party Balances and Transactions (Details) [Line Items]
Description of obligation								Note a: On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15.0 million in line of credit debt financing.
Loan for the borrowers (in Dollars)				$ 700,000
Loans interest-bearing rate				10.00%
Description of rental fee												For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK $130,000 (approximately USD 16,667) per calendar month.	For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK $130,000 (approximately USD 16,667) per calendar month.
Related party transaction, description									Note e: In July 2019, Smart Pharmaceutical Limited Partnership (“SPLP”), a wholly owned subsidiary of the Group, transferred 100,000,000 SMPT token to Aenco Solutions Limited, a related party, in exchange of the services related to token creation and offering and consulting services for five years for an amount of $300,000.
Consideration amount					$ 1
Additional paid-in capital					$ 303,419
Maximum [Member] | Clark Cheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Increase decrease equity interest, percentage																	92.00%		93.00%
Minimum [Member] | Clark Cheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Increase decrease equity interest, percentage																	93.00%		94.00%
Subsequent Event [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees		$ 3,205	$ 25,000
Line of credit facility, description	the Group entered a line of credit facility with Libra to provide up to a total $1 million in line of credit debt financing for its daily operation. The line of credit will mature on July 12, 2022, extendable for up to twelve months, and the interest on the outstanding principal indebtedness will be at the rate of 10% per annum.
Aenco Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees						$ 89,744	$ 700,000							$ 69,231	$ 540,000
Aeneas Technology (Hong Kong) Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Research fee										$ 123,559	$ 963,760
Aeneas Management Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees														$ 57,949	$ 452,000
CGY Investments Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees												$ 13,333	$ 104,000
Services fees adjusted												21,949	171,200
ACC Medical Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees												13,018	101,542
Services fees adjusted												$ 18,359	$ 143,200
Clark Cheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Shares issued (in Shares) | shares																	117	115	112
Aptorum Medical Limited [Member] | Maximum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Ownership of aeneas limited and its subsidiary																			94.00%
Aptorum Medical Limited [Member] | Minimum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Ownership of aeneas limited and its subsidiary																			95.00%
Aeneas Group Limited [Member] | Subsequent Event [Member]
Related Party Balances and Transactions (Details) [Line Items]
Line of credit facility, description	Note i: On January 13, 2022, the Group entered a line of credit facility with Libra Sciences Limited to provide up to a total $1 million line of credit for its daily operation. The line of credit will mature on July 12, 2022, extendable for up to twelve months, and the interest on the outstanding principal indebtedness will be at the rate of 10% per annum.
Series of Individually Immaterial Business Acquisitions [Member]
Related Party Balances and Transactions (Details) [Line Items]
Voting power owned percentage												31.51%	31.51%
Series of Individually Immaterial Business Acquisitions [Member] | Maximum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Voting power owned percentage																50.00%
Series of Individually Immaterial Business Acquisitions [Member] | Minimum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Voting power owned percentage																20.00%